American Century Capital Portfolios, Inc.

PROSPECTUS SUPPLEMENT

EQUITY INDEX FUND

Supplement dated September 1, 2006 * Prospectus dated August 1, 2006

AS OF SEPTEMBER 1, 2006, LISA CHEN IS NO LONGER A PORTFOLIO MANAGER FOR THE
FUND. EFFECTIVE SEPTEMBER 1, 2006, S. JANE LEUNG BECAME A PORTFOLIO MANAGER FOR
THE EQUITY INDEX FUND.

THE FOLLOWING REPLACES THE FOURTH PARAGRAPH UNDER THE FUND MANAGEMENT TEAM ON
PAGE 9 OF THE PROSPECTUS.

S. Jane Leung is an employee of BGFA and BGI and has been primarily responsible for the day-to-day management of the Fund since September 2006. Ms. Leung has been a portfolio manager with BGFA and BGI since 2001.

ADDITIONAL INFORMATION ABOUT THE OTHER ACCOUNTS MANAGED BY MS. LEUNG AND HER
OWNERSHIP OF FUND SECURITIES IS AVAILABLE IN THE STATEMENT OF ADDITIONAL
INFORMATION SUPPLEMENT DATED SEPTEMBER 1, 2006.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-51439 0609

American Century Capital Portfolios, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

EQUITY INCOME FUND * EQUITY INDEX FUND * LARGE COMPANY VALUE FUND
MID CAP VALUE FUND * NT LARGE COMPANY VALUE FUND * NT MID CAP VALUE FUND
REAL ESTATE FUND * SMALL CAP VALUE FUND * VALUE FUND

Supplement dated September 1, 2006 * Statement of Additional Information dated August 1, 2006

THE FOLLOWING TABLE REPLACES THE TABLE TITLED OTHER ACCOUNTS MANAGED (AS OF
MARCH 31, 2006) UNDER THE SECTION TITLED, EQUITY INDEX FUND, ON PAGE 49:

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2006)

                                         REGISTERED            OTHER POOLED
                                         INVESTMENT            INVESTMENT         OTHER
                                         COMPANIES             VEHICLES           ACCOUNTS
------------------------------------------------------------------------------------------------
Equity Index
------------------------------------------------------------------------------------------------
Patrick           Number of Other       95                    1                  6
O'Connor          Accounts Managed
                  ------------------------------------------------------------------------------
                  Assets in Other       $180,736,000,000      $166,000,000       $9,801,000,000
                  Accounts Managed
------------------------------------------------------------------------------------------------
S. Jane           Number of Other       113                   1                  5
Leung(1)          Accounts Managed
                  ------------------------------------------------------------------------------
                  Assets in Other       $189,983,600,000      $148,500,000       $100,000
                  Accounts Managed
------------------------------------------------------------------------------------------------

(1)  Ms. Leung became a portfolio  manager on September 1, 2006.  Information is provided as of July 31, 2006.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-51440 0609